SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
For the year ended December 31, 2021
		During the year
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
0-0.70	5,505,000	4,096,000	(1,125,000)	-	-	8,476,000	3.55	6,080,000	2,396,000
Weighted Average Exercise Price (Cdn$)	0.30	0.65	0.70			0.53		0.42

For the year ended December 31, 2022
		During the year
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
0-0.70	8,476,000	2,645,000	(245,000)	(45,000)	-	10,831,000	2.97	10,831,000	-
Weighted Average Exercise Price (Cdn$)	0.53	0.64	0.70			0.59		0.51